CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Project revenue:
Energy sales	$ 75,968				$ 18,502					$ 106,062	$ 69,116	$ 58,953
Energy capacity revenue	62,518				27,138					131,362	93,567	88,449
Transmission services	7,161				7,644					30,087	31,000	31,000
Other	21,963				381					17,384	1,573	1,115
Total project revenue	167,610				53,665
Project expenses:
Fuel	62,099				17,068					93,993	65,553	59,522
Operations and maintenance	31,500				11,072					56,832	31,237	28,153
Depreciation and amortization	36,468				10,879					63,638	40,387	41,374
Total project expenses	130,067				39,019					214,463	137,177	129,049
Project other income (expense):
Change in fair value of derivative instruments	(58,122)				3,561					(22,776)	(14,047)	(6,813)
Equity in earnings of unconsolidated affiliates	2,947				1,311					6,356	13,777	8,514
Interest expense	(7,033)				(4,647)					(20,053)	(17,660)	(18,800)
Other income (expense), net	15				(2)					20	219	1,266
Total project other income (expense)	(62,193)				223					(36,453)	(16,200)	(2,053)
Project (loss) income	(24,650)				14,869
Administrative and other expenses (income):
Administration	7,833				4,054					38,108	16,149	26,028
Interest, net	22,036				3,968					25,998	11,701	55,698
Foreign exchange loss (gain)	986				(658)					13,838	(1,014)	20,506
Total administrative and other expenses (income)	30,855				7,364					77,944	26,810	102,594
Income (loss) from operations before income taxes	(55,505)				7,505					(43,965)	15,069	(54,179)
Income tax expense (benefit)	(16,291)				1,523					(8,324)	18,924	(15,693)
Net loss	(39,214)				5,982					(35,641)	(3,855)	(38,486)
Net loss attributable to noncontrolling interest	(161)				(154)					(480)	(103)
Net income attributable to Preferred share dividends of a subsidiary company	3,239									3,247
Net (loss) income attributable to Atlantic Power Corporation	$ (42,292)				$ 6,136
Net (loss) income per share attributable to Atlantic Power Corporation shareholders:
Basic (in dollars per share)	$ (0.37)	$ (0.26)	$ (0.40)	$ 0.19	$ 0.09	$ 0.02	$ (0.01)	$ 0.02	$ (0.10)	$ (0.50)	$ (0.06)	$ (0.63)
Diluted (in dollars per share)	$ (0.37)	$ (0.26)	$ (0.40)	$ 0.18	$ 0.09	$ 0.02	$ (0.01)	$ 0.02	$ (0.10)	$ (0.50)	$ (0.06)	$ (0.63)
Weighted average number of common shares outstanding:
Basic (in shares)	113,578				67,654
Diluted (in shares)	113,578				68,171